Long-Term Debt - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended					0 Months Ended									12 Months Ended	0 Months Ended	1 Months Ended			12 Months Ended										1 Months Ended		12 Months Ended	1 Months Ended			1 Months Ended	12 Months Ended	7 Months Ended									0 Months Ended	12 Months Ended				1 Months Ended		3 Months Ended	9 Months Ended			9 Months Ended					1 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended			2 Months Ended	7 Months Ended	12 Months Ended	2 Months Ended	7 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Apr. 30, 2012 Revlon Inc. [Member]	Feb. 01, 2008 Senior Subordinated Term Loan Due 2014 [Member]	Apr. 30, 2012 Senior Subordinated Term Loan Due 2014 [Member]	Dec. 31, 2011 Senior Subordinated Term Loan Due 2014 [Member]	Sep. 30, 2008 Senior Subordinated Term Loan Due 2014 [Member]	Jun. 16, 2011 Debt Instrument, Name [Domain]	Sep. 30, 2013 Amended and Restated Senior Subordinated Term Loan Due 2014 [Member]	Sep. 30, 2013 Amended and Restated Senior Subordinated Term Loan Due 2013 [Member]	Sep. 30, 2013 5 3/4% Senior Notes Due 2021 [Member]	Dec. 31, 2012 9 3/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2012 Two Thousand And Thirteen Excess Cash Flow Payment [Member]	Feb. 01, 2008 8 5/8% Senior Subordinated Notes [Member]	Sep. 30, 2013 Amended Term Loan Facility [Member]	Sep. 30, 2013 Amended Term Loan Facility [Member] Minimum [Member]	Apr. 30, 2012 Amended and Restated Senior Subordinated Term Loan Due 2014 [Member]	Dec. 31, 2012 Amended and Restated Senior Subordinated Term Loan Due 2014 [Member] D		Sep. 30, 2013 Amended and Restated Senior Subordinated Term Loan Due 2014 [Member]		Dec. 31, 2011 Amended and Restated Senior Subordinated Term Loan Due 2014 [Member]	Sep. 30, 2013 Amended and Restated Senior Subordinated Term Loan Due 2013 [Member]		Dec. 31, 2012 Amended and Restated Senior Subordinated Term Loan Due 2013 [Member]		Dec. 31, 2011 Amended and Restated Senior Subordinated Term Loan Due 2013 [Member]	Oct. 23, 2013 Amended and Restated Senior Subordinated Term Loan Due 2013 [Member] Subsequent Event [Member]	May 19, 2011 2011 Term Loan Facility Due 2017 [Member]	Dec. 31, 2012 2011 Term Loan Facility Due 2017 [Member]	Mar. 31, 2013 2011 Term Loan Facility Due 2017 [Member] Subsequent Event [Member]	May 19, 2011 2010 Term Loan Facility Due 2015 [Member]	Dec. 31, 2010 2010 Term Loan Facility Due 2015 [Member]	Jun. 16, 2011 2011 Revolving Credit Facility Due 2016 [Member]	Dec. 31, 2012 2011 Revolving Credit Facility Due 2016 [Member]	Aug. 13, 2013 2011 Revolving Credit Facility Due 2016 [Member]	Sep. 30, 2013 2011 Revolving Credit Facility Due 2016 [Member]		Dec. 31, 2012 2011 Revolving Credit Facility Due 2016 [Member]		Dec. 31, 2011 2011 Revolving Credit Facility Due 2016 [Member]		Dec. 31, 2012 2011 Revolving Credit Facility Due 2016 [Member] Swingline Loan [Member]	Dec. 31, 2012 2011 Revolving Credit Facility Due 2016 [Member] Letter of Credit [Member]	Nov. 15, 2009 9 3/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2012 9 3/4% Senior Secured Notes Due 2015 [Member] D	Dec. 31, 2010 9 3/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2009 9 3/4% Senior Secured Notes Due 2015 [Member]	Nov. 15, 2009 9 1/2% Senior Secured Notes Due 2011 [Member]	Oct. 31, 2009 Contributed Loan [Member] Senior Subordinated Term Loan Due 2013 [Member]	Oct. 31, 2009 NonContributed Loan [Member] Senior Subordinated Term Loan Due 2014 [Member]	Sep. 30, 2013 5 3/4% Senior Notes Due 2021 [Member]	Sep. 30, 2013 5 3/4% Senior Notes Due 2021 [Member]	Sep. 30, 2012 5 3/4% Senior Notes Due 2021 [Member]	Feb. 08, 2013 5 3/4% Senior Notes Due 2021 [Member]	Sep. 30, 2013 5 3/4% Senior Notes Due 2021 [Member] Debt Instrument, Redemption, Period Zero [Member]	Sep. 30, 2013 9 3/4% Senior Secured Notes Due 2015 [Member]	Sep. 30, 2012 9 3/4% Senior Secured Notes Due 2015 [Member]	Feb. 08, 2013 9 3/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2012 9 3/4% Senior Secured Notes Due 2015 [Member]	Feb. 21, 2013 Two Thousand Eleven Term Loan [Member]	May 19, 2011 Two Thousand Eleven Term Loan [Member]	Sep. 30, 2013 Two Thousand Eleven Term Loan [Member]	Dec. 31, 2012 Two Thousand Eleven Term Loan [Member]	Sep. 30, 2013 Two Thousand Eleven Term Loan [Member] Minimum [Member]	Dec. 31, 2012 Two Thousand Eleven Term Loan [Member] Minimum [Member]	Sep. 30, 2013 Two Thousand Eleven Term Loan [Member] February 2013 Bank Term Loan Amendment [Member]	Feb. 21, 2013 Two Thousand Eleven Term Loan [Member] February 2013 Bank Term Loan Amendment [Member]	Sep. 30, 2013 Two Thousand Eleven Term Loan [Member] August 2013 Term Loan Amendment [Member]	Sep. 30, 2013 Two Thousand Eleven Term Loan [Member] August 2013 Term Loan Amendment [Member]	Sep. 30, 2013 Amended Revolving Credit Facility [Member]	Sep. 30, 2013 Amended Revolving Credit Facility [Member]	Sep. 30, 2013 Amended Revolving Credit Facility [Member]	Sep. 30, 2013 Amended Revolving Credit Facility [Member] Swingline Loan [Member]	Sep. 30, 2013 Amended Revolving Credit Facility [Member] Letter of Credit [Member]	Sep. 30, 2013 Amended Revolving Credit Facility [Member] Minimum [Member]	Aug. 13, 2013 Amended Revolving Credit Facility [Member] Minimum [Member]	Dec. 31, 2012 Amended Revolving Credit Facility [Member] Minimum [Member]	Sep. 30, 2013 Amended Revolving Credit Facility [Member] Maximum [Member]	Aug. 13, 2013 Amended Revolving Credit Facility [Member] Maximum [Member]	Dec. 31, 2012 Amended Revolving Credit Facility [Member] Maximum [Member]	Sep. 30, 2013 Acquisition Term Loan [Member]	Sep. 30, 2013 Acquisition Term Loan [Member]	Oct. 23, 2013 Acquisition Term Loan [Member] Subsequent Event [Member]	Oct. 09, 2013 Acquisition Term Loan [Member] Subsequent Event [Member]
Debt Instrument [Line Items]
Senior Subordinated Term Loan	$ 107.0	$ 107.0		$ 107.0												$ 58.4	$ 48.6								$ 58.4	[1],[2]	$ 58.4	[2]	[1]	$ 48.6	[2]	$ 48.6	[1],[2]	[1]
Non-contributed loan fixed rate												12.00%
Debt Instrument, Basis Spread on Variable Rate																						3.00%	1.00%	7.00%													3.50%																																	3.00%	3.50%	1.00%	1.25%										1.50%	2.00%	2.00%	2.00%	2.50%	2.50%
Non-contributed loan floating rate of LIBOR floor																								1.50%
Non-contributed loan interest rate																								8.50%
Non-contributed loan interest rate reduction per annum																								3.50%
Debt Instrument Face Amount																																				800.0																330.0															330.0
Aggregate principal amount outstanding						1,225.0							107.0								167.4																788.0		792.0	794.0																340.5						500.0				330.0				675.0	788.0																					700.0
Debt instrument, maturity term (years)																																				6 years 6 months					5 years																												6 years 6 months
Proceeds from Term Loan Facility																																				796.0																								500.0	0
Percentage par value of term loan																																				99.50%
Accrued interest																					7.2																		2.0																	21.9										8.6
Debt Issuance Cost							1.70														2.55															3.60					0.70													10.50	4.70					27.90														1.20		1.90	1.90		0.40	0.40									1.70	1.70
Capitalization of refinancing costs						17.0	23.4																													1.9																			4.5							10.5													0.2	1.7	1.7
Maximum borrowing available under credit facility															140.0																										140.0	140.0								30.0	60.0																											140.0	140.0	140.0	30.0	60.0
Gains (Losses) on Extinguishment of Debt		(0.2)	0	(28.1)	0	0	(11.2)	(9.7)																																																				25.4														2.5		0.2	0.2
Unamortized debt discount							9.5																																																					7.8														1.5
Line of credit facility commitment fee percentage																																										0.375%
Foreign Lenders Fronting Fee																																										0.25%																																				0.25%
Foreign Lenders Administrative Fee																																										0.25%																																				0.25%
Letter of credit fronting fee																																										0.25%																																				0.25%
Increase in revolving credit facility																																										60.0																																				100.0	100.0	100.0
Debt Covenant Line Of Credit Facility Amount Outstanding Threshold																																										20.0		60.0																																		20.0	20.0	20.0
Number of consecutive days																																										2 days																																				2 days	2 days	2 days
Number of business days																																										30 days																																						30 days
Consolidated Fixed Charge Coverage Ratio																																										100.00%																																				100.00%	100.00%	100.00%
Eurodollar rate																																					1.25%
Alternate base rate loans bear interest at alternate base rate																						2.00%	2.00%														2.50%																																	2.00%	2.50%	2.00%	2.25%										0.50%		1.00%	1.00%		1.50%
Alternate base rate																																					2.25%
Principal repayment of long-term debt																				19.5																	2.0	2.0
Excess of net cash proceeds																						10															10
Maximum Carryover Of Unused Basket Amount																						25															25
Additional Carryover On Certain Specified Dispositions																						25															25
Percentage Of Annual Excess Cash Flow For Pre Payment Of Loan																						50.00%															50.00%
Debt Instrument Additional Borrowing Capacity Amount																																					300																																	300
Period of maturity																					Feb. 01, 2008																Nov. 19, 2017
Senior Secured Notes																		5.75%	9.75%																																		9.75%						5.75%	5.75%							9.75%
Percentage Of Voting Capital Stock	66.00%					66.00%
Non-voting capital stock	100.00%					100.00%
Maximum Amount Of Restricted Payments To Affiliates	10					10
Aggregate amount of other restricted payments	35					35
Maximum Consideration For Affiliate Transactions	10					10
Maximum Aggregate Payments Related To Affiliates	20					20
Aggregate debt principal amount	50.0	50.0		50.0		25.0																			25.0																												25.0
Capital Stock Ownership	100.00%					100.00%
Total voting power of Products Corporation	35.00%	35.00%		35.00%		35.00%
Letters of credit outstanding						10.4																																				10.4				10.4		11.1																														9.8	9.8	9.8
Availability under the credit facility																																										129.6																																				130.2	130.2	130.2
Revolving Credit Facility																																										0		0	[3]	0	[3],[4]		[4]																													0	0	0
Rate of original issue on par value																																																				98.90%
Net proceeds											170.0																																									319.8								491.2
Effective interest rate on the 9 3/4% Senior Secured Notes																																																				10.00%
Other cash and borrowings																																																				42.6
Repurchase price																																																					101.00%
Maximum days after which acceleration provision is applicable																									10																												10
Debt ownership percentage																																																					30.00%
Proceeds from sale of business									63.0
Repayment of outstanding aggregate principal amount														63.0
Annual interest rate on loan																																																									11.00%	11.00%
Fixed rate on Contributed Loan																																																									12.75%
2009 Exchange Offer price per share																																																									$ 5.21
Class A Common Stock exchanged	5,260	5,260		5,260		5,260	5,260																																																		9,336,905
Discount rate over domestic treasuries																								0.75%																																			0.75%	0.75%
Preferred stock, par value	$ 1.00	$ 1.00		$ 1.00		$ 1.00	$ 1.00			$ 0.01
Prepayment premium																								2.00%
Leverage Ratio																						4.25																																																3.5
Debt Related Commitment Fees and Debt Issuance Costs																																																																										1.0
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																																											0.375%																																			0.25%
Premium in connection with repricing																																																																																											1.00%
Debt Repayment Percentage																																																																																											0.25%
Repayments of Long-term Debt																																			48.6																													330.0	0			113.0		113.0
Financing Costs																																																												19.3
Gains (Losses) on Extinguishment of Debt, before Write off of Deferred Debt Issuance Cost																																																												17.6
Maximum redemption																																																											35.00%	35.00%
Redemption price																																																															105.75%
Change of control percentage repurchase																																																											101.00%	101.00%
Days to file registration statement																																																												150 days
Days for registration to become effective																																																												210 days
Days to affect an exchange offer																																																												270 days
Days following failure																																																												90 days
Additional Interest																																																											0.25%	0.25%
Additional interest after 90 days																																																											0.25%	0.25%
Subsequent failure period																																																												90 days
Maximum additional interest																																																											0.50%	0.50%
Additional interest under Registration Rights Agreement																																																											$ 0.3

[1]	Amended and Restated Senior Subordinated Term Loan Agreement In January 2008, Products Corporation entered into the Senior Subordinated Term Loan Agreement with MacAndrews & Forbes and on February 1, 2008 used the $170.0 million of proceeds from such loan to repay in full the $167.4 million remaining aggregate principal amount of Products Corporation's 8 5/8% Senior Subordinated Notes, which matured on February 1, 2008, and to pay $2.55 million of related fees and expenses. In connection with such repayment, Products Corporation also used cash on hand to pay $7.2 million of accrued and unpaid interest due on the 8 5/8% Senior Subordinated Notes up to, but not including, the February 1, 2008 maturity date. In September 2008, Products Corporation used $63.0 million of the net proceeds from the July 2008 sale of the Company's Bozzano business in Brazil to partially repay $63.0 million of the outstanding aggregate principal amount of the Senior Subordinated Term Loan. Following such partial repayment, there remained outstanding $107.0 million in aggregate principal amount under such loan. In October 2009, Revlon, Inc. consummated a voluntary exchange offer transaction (the "2009 Exchange Offer"), in which MacAndrews & Forbes contributed to Revlon, Inc. $48.6 million of the $107.0 million aggregate outstanding principal amount of the Senior Subordinated Term Loan made by MacAndrews & Forbes to Products Corporation (the "Contributed Loan") and the terms of the Senior Subordinated Term Loan Agreement were amended to extend the maturity date of the Contributed Loan which remains owing from Products Corporation to Revlon, Inc. from August 2010 to October 8, 2013 and to change the annual interest rate on the Contributed Loan from 11% to 12.75%. The $48.6 million Contributed Loan represented $5.21 of outstanding principal amount under the Senior Subordinated Term Loan for each of the 9,336,905 shares of Class A Common Stock exchanged in the 2009 Exchange Offer, in which Revlon, Inc. issued to MacAndrews & Forbes 9,336,905 shares of Class A Common Stock at a ratio of one share of Class A Common Stock for each $5.21 of outstanding principal amount of the Senior Subordinated Term Loan contributed to Revlon, Inc. Upon consummation of the 2009 Exchange Offer, the terms of the Senior Subordinated Term Loan Agreement were also amended to extend the maturity date of the $58.4 million principal amount of the Senior Subordinated Term Loan which, at December 31, 2011, remained owing from Products Corporation to MacAndrews & Forbes (the "Non-Contributed Loan") from August 2010 to October 8, 2014 and to change the annual interest rate on the Non-Contributed Loan from 11% to 12%. On April 30, 2012, MacAndrews & Forbes exercised its right to assign its interest in the Non-Contributed Loan. In connection with such assignment, Products Corporation entered into an Amended and Restated Senior Subordinated Term Loan Agreement with MacAndrews & Forbes and a related Administrative Letter was entered into with Citibank, N.A. and MacAndrews & Forbes, to among other things: (i) modify the interest rate on the Non-Contributed Loan from its prior 12% fixed rate to a floating rate of LIBOR plus 7%, with a 1.5% LIBOR floor, resulting in an interest rate of approximately 8.5% per annum through December 31, 2012 (or a 3.5% reduction per annum) upon the effectiveness of the Amended and Restated Senior Subordinated Term Loan Agreement. Interest under the Amended and Restated Senior Subordinated Term Loan Agreement is payable quarterly in arrears in cash; (ii) insert prepayment premiums such that Products Corporation may optionally prepay the Non-Contributed Loan (i) through October 31, 2013 with a prepayment premium based on a formula designed to provide the assignees of the Non-Contributed Loan with the present value, using a discount rate of 75 basis points over U.S. Treasuries, of the principal, premium and interest that would have accrued on the Non-Contributed Loan from any such prepayment date through October 31, 2013 (provided that, pursuant to the loan's terms (both before and after giving effect to these amendments), no portion of the principal amount of the Non-Contributed Loan may be repaid prior to its October 8, 2014 maturity date unless and until all shares of Revlon, Inc.'s Series A Preferred Stock, par value $0.01 per share (the "Preferred Stock") have been or are being concurrently redeemed and all payments due thereon are paid in full or are concurrently being paid in full), (ii) from November 1, 2013 through April 30, 2014 with a 2% prepayment premium on the aggregate principal amount of the Non-Contributed Loan being prepaid, and (iii) from May 1, 2014 through maturity on October 8, 2014 with no prepayment premium; and (iii) designate Citibank, N.A. as the administrative agent for the Non-Contributed Loan. Concurrent with the effectiveness of the Amended and Restated Senior Subordinated Term Loan Agreement, MacAndrews & Forbes assigned its entire interest in the Non-Contributed Loan to several third parties. Pursuant to the terms of the Contributed Loan, Products Corporation may, at its option, prepay such loan, in whole or in part (together with accrued and unpaid interest), at any time prior to its maturity date without premium or penalty, provided that prior to such loan's maturity date all shares of Revlon, Inc.'s Preferred Stock have been or are being concurrently redeemed and all payments due thereon are paid in full or are concurrently being paid in full. The Amended and Restated Senior Subordinated Term Loan is an unsecured obligation of Products Corporation and is subordinated in right of payment to all existing and future senior debt of Products Corporation, currently including indebtedness under Products Corporation's 2011 Credit Agreements and its 9 3/4% Senior Secured Notes. The Amended and Restated Senior Subordinated Term Loan has the right to payment equal in right of payment with any present and future senior subordinated indebtedness of Products Corporation. The Amended and Restated Senior Subordinated Term Loan Agreement contains covenants (other than the subordination provisions discussed above) that limit the ability of Products Corporation and its subsidiaries to, among other things, incur additional indebtedness, pay dividends on or redeem or repurchase stock, engage in certain asset sales, make certain types of investments and other restricted payments, engage in certain transactions with affiliates, restrict dividends or payments from subsidiaries and create liens on their assets. All of these limitations and prohibitions, however, are subject to a number of important qualifications and exceptions. The Amended and Restated Senior Subordinated Term Loan Agreement includes a cross acceleration provision which provides that it shall be an event of default under such agreement if any debt (as defined in such agreement) of Products Corporation or any of its significant subsidiaries (as defined in such agreement) is not paid within any applicable grace period after final maturity or is accelerated by the holders of such debt because of a default and the total principal amount of the portion of such debt that is unpaid or accelerated exceeds $25.0 million and such default continues for 10 days after notice from the holders of a majority of the outstanding principal amount of the Amended and Restated Senior Subordinated Term Loan (provided that if Revlon, Inc. or Products Corporation held such majority, notice would be required from the holders of a majority of the outstanding principal amount of the Amended and Restated Senior Subordinated Term Loan not held by Revlon, Inc. or Products Corporation at the time of any such decision). If any such event of default occurs, such requisite holders of the Non-Contributed and Contributed Loans may declare the Amended and Restated Senior Subordinated Term Loan to be due and payable immediately. The Amended and Restated Senior Subordinated Term Loan Agreement also contains other customary events of default for loan agreements of such type, including, subject to applicable grace periods, nonpayment of any principal or interest when due under such agreement, non-compliance with any of the material covenants in such agreement, any representation or warranty being incorrect, false or misleading in any material respect, or the occurrence of certain bankruptcy, insolvency or similar proceedings by or against Products Corporation or any of its significant subsidiaries. Upon any change of control (as defined in the Amended and Restated Senior Subordinated Term Loan Agreement), Products Corporation is required to repay the Amended and Restated Senior Subordinated Term Loan in full, provided that prior to such loan's respective maturity dates all shares of Revlon, Inc.'s Preferred Stock have been or are being concurrently redeemed and all payments due thereon are paid in full or are concurrently being paid in full, after fulfilling an offer to repay Products Corporation's 9 3/4% Senior Secured Notes and to the extent permitted by Products Corporation's 2011 Credit Agreements. Long-Term Debt Maturities The aggregate amounts of contractual long-term debt maturities at December 31, 2012 in the years 2013 through 2017 and thereafter are as follows: Years ended December 31, Long-term debt maturities 2013 70.1 (a) 2014 58.4 (b) 2015 332.5 (c) 2016 8.0 (d) 2017 756.0 (e) Thereafter - Total long-term debt $ 1,225.0 Discounts (9.1) Total long-term debt, net of discounts $ 1,215.9 (a) Amount refers to (i) a $2.0 million principal repayment on March 31, 2013, as well as the approximately $19.5 million "excess cash flow" payment (as defined under the 2011 Term Loan Agreement), to be made under the 2011 Term Loan Facility prior to April 10, 2013. Such repayment would satisfy Products Corporation's future regularly scheduled term loan amortization payments in the direct order of maturities beginning in June 2013 through September 2015 and (ii) the aggregate principal amount outstanding under the Contributed Loan. Pursuant to the terms of the 2009 Exchange Offer, the maturity date on the Contributed Loan which remains owing from Products Corporation to Revlon, Inc. was extended from August 2010 to October 8, 2013. (b) Amount refers to the aggregate principal amount outstanding under the Non-Contributed Loan which matures on October 8, 2014. (c) Amount refers to $2.5 million of quarterly amortization payments required under the 2011 Term Loan Facility and the principal balance due on the 9 3/4% Senior Secured Notes which mature on November 15, 2015. The difference between this amount and the carrying amount of the 9 3/4% Senior Secured Notes is due to the issuance of the $330.0 million in aggregate principal amount of the 9 3/4% Senior Secured Notes at a discount, which was priced at 98.9% of par. (d) Amount refers to the quarterly amortization payments required under the 2011 Term Loan Facility. Amount excludes amounts available under the 2011 Revolving Credit Facility which matures on June 16, 2016, and which was undrawn as of December 31, 2012. (e) Amount refers to the aggregate principal amount expected to be outstanding under the 2011 Term Loan Facility on its November 19, 2017 maturity date. The difference between this amount and the carrying amounts of the 2011 Term Loan Facility is due to the issuance of the $800.0 million in aggregate principal amount of the 2011 Term Loan Facility at a discount, which was priced at 99.5% of par.
[2]	For detail regarding Products Corporation's Amended and Restated Senior Subordinated Term Loan (the "Amended and Restated Senior Subordinated Term Loan"), consisting of (i) the $58.4 million principal amount which remains owing from Products Corporation to various third parties (the "Non-Contributed Loan"), which matures on October 8, 2014, and (ii) the $48.6 million principal amount which, at September 30, 2013 was due from Products Corporation to Revlon, Inc. (the "Contributed Loan"), and which Products Corporation repaid to Revlon, Inc. at maturity on October 8, 2013, see Note 10, "Long-Term Debt," to the Consolidated Financial Statements in the Company's 2012 Form 10-K.
[3]	In connection with the Colomer Acquisition, in August 2013, Products Corporation consummated an amendment (the "August 2013 Revolver Amendment") to its third amended and restated revolving credit agreement dated June 16, 2011 (as amended, the "Amended Revolving Credit Agreement"). Refer to "Recent Debt Transactions - Amended Revolving Credit Facility" below for further discussion.
[4]	2011 Credit Agreements 2011 Revolving Credit Facility The following is a summary description of the 2011 Revolving Credit Facility. Unless otherwise indicated, capitalized terms have the meanings given to them in the 2011 Revolving Credit Agreement. This description is subject to a number of qualifications and exceptions which are specified in the 2011 Revolving Credit Agreement. Availability under the 2011 Revolving Credit Facility varies based on a borrowing base that is determined by the value of eligible accounts receivable and eligible inventory in the U.S. and the U.K. and eligible real property and equipment in the U.S. from time to time. In each case subject to borrowing base availability, the 2011 Revolving Credit Facility is available to: (i) Products Corporation in revolving credit loans denominated in U.S. dollars; (ii) Products Corporation in swing line loans denominated in U.S. dollars up to $30.0 million; (iii) Products Corporation in standby and commercial letters of credit denominated in U.S. dollars and other currencies up to $60.0 million; and (iv) Products Corporation and certain of its international subsidiaries designated from time to time in revolving credit loans and bankers' acceptances denominated in U.S. dollars and other currencies. If the value of the eligible assets is not sufficient to support the $140.0 million borrowing base under the 2011 Revolving Credit Facility, Products Corporation will not have full access to the 2011 Revolving Credit Facility. Products Corporation's ability to borrow under the 2011 Revolving Credit Facility is also conditioned upon the satisfaction of certain conditions precedent and Products Corporation's compliance with other covenants in the 2011 Revolving Credit Agreement. Under the 2011 Revolving Credit Facility, borrowings (other than loans in foreign currencies) bear interest, if made as Eurodollar Loans, at the Eurodollar Rate, plus the applicable margin set forth in the grid below and, if made as Alternate Base Rate loans, at the Alternate Base Rate, plus the applicable margin set forth in the grid below: Excess Availability Alternate Base Rate Loans Eurodollar Loans, Eurocurrency Loans or Local Rate Loans Greater than or equal to $92,000,000 1.00% 2.00 % Less than $92,000,000 but greater than or equal to $46,000,000 1.25% 2.25 % Less than $46,000,000 1.50% 2.50 % Local Loans bear interest, if mutually acceptable to Products Corporation and the relevant foreign lenders, at the Local Rate, and otherwise (i) if in foreign currencies or in U.S. dollars at the Eurodollar Rate or the Eurocurrency Rate plus the applicable margin set forth in the grid above or (ii) if in U.S. dollars at the Alternate Base Rate plus the applicable margin set forth in the grid above. Prior to the termination date of the 2011 Revolving Credit Facility, revolving loans are required to be prepaid (without any permanent reduction in commitment) with: (i) the net cash proceeds from sales of Revolving Credit First Lien Collateral by Products Corporation or any of its subsidiary guarantors (other than dispositions in the ordinary course of business and certain other exceptions); and (ii) the net proceeds from the issuance by Products Corporation or any of its subsidiaries of certain additional debt, to the extent there remains any such proceeds after satisfying Products Corporation's repayment obligations under the 2011 Term Loan Facility. Products Corporation pays to the lenders under the 2011 Revolving Credit Facility a commitment fee of 0.375% of the average daily unused portion of the 2011 Revolving Credit Facility, which fee is payable quarterly in arrears. Under the 2011 Revolving Credit Facility, Products Corporation also pays: (i) to foreign lenders, a fronting fee of 0.25% per annum on the aggregate principal amount of specified Local Loans (which fee is retained by foreign lenders out of the portion of the Applicable Margin payable to such foreign lender); (ii) to foreign lenders, an administrative fee of 0.25% per annum on the aggregate principal amount of specified Local Loans; (iii) to the multi-currency lenders, a letter of credit commission equal to the product of (a) the Applicable Margin for revolving credit loans that are Eurodollar Rate loans (adjusted for the term that the letter of credit is outstanding) and (b) the aggregate undrawn face amount of letters of credit; and (iv) to the issuing lender, a letter of credit fronting fee of 0.25% per annum of the aggregate undrawn face amount of letters of credit, which fee is a portion of the Applicable Margin. Under certain circumstances, Products Corporation has the right to request that the 2011 Revolving Credit Facility be increased by up to $60.0 million, provided that the lenders are not committed to provide any such increase. Under certain circumstances, if and when the difference between (i) the borrowing base under the 2011 Revolving Credit Facility and (ii) the amounts outstanding under the 2011 Revolving Credit Facility is less than $20.0 million for a period of two consecutive days or more, and until such difference is equal to or greater than $20.0 million for a period of 30 consecutive business days, the 2011 Revolving Credit Facility requires Products Corporation to maintain a consolidated fixed charge coverage ratio (the ratio of EBITDA minus Capital Expenditures to Cash Interest Expense for such period) of a minimum of 1.0 to 1.0. The 2011 Revolving Credit Facility matures on June 16, 2016; provided, however, it will mature on August 15, 2015, if Products Corporation's 9 3/4% Senior Secured Notes have not been refinanced, redeemed, repurchased, defeased or repaid in full on or before such date. See Note 22, "Subsequent Events - 2013 Senior Notes Refinancing," for a discussion of the 2013 refinancing of the 9 3/4% Senior Secured Notes. 2011 Term Loan Facility The following is a summary description of the 2011 Term Loan Facility. Unless otherwise indicated, capitalized terms have the meanings given to them in the 2011 Term Loan Agreement. This description is subject to a number of qualifications and exceptions which are specified in the 2011 Term Loan Agreement. Under the 2011 Term Loan Facility, Eurodollar Loans bear interest at the Eurodollar Rate plus 3.50% per annum (with the Eurodollar Rate not to be less than 1.25%) and Alternate Base Rate loans bear interest at the Alternate Base Rate plus 2.50% (with the Alternate Base Rate not to be less than 2.25%). Prior to the November 2017 termination date of the 2011 Term Loan Facility, on September 30, December 31, March 31 and June 30 of each year, Products Corporation is required to repay $2 million of the principal amount of the term loans outstanding under the 2011 Term Loan Facility on each respective date. In addition, the term loans under the 2011 Term Loan Facility are required to be prepaid with: (i) the net cash proceeds in excess of $10 million for each 12-month period ending on March 31 received during such period from sales of Term Loan First Lien Collateral by Products Corporation or any of its subsidiary guarantors with carryover of unused annual basket amounts up to a maximum of $25 million and with respect to certain specified dispositions, up to an additional $25 million in the aggregate (subject to a reinvestment right for 365 days, or 545 days if Products Corporation has within such 365-day period entered into a legally binding commitment to invest such funds); (ii) the net proceeds from the issuance by Products Corporation or any of its subsidiaries of certain additional debt; and (iii) 50% of Products Corporation's "excess cash flow", commencing with excess cash flow for the 2012 fiscal year payable in the first 100 days of 2013, which prepayments are applied to reduce Products Corporation's future regularly scheduled term loan amortization payments in the direct order of maturities. In addition to its regularly scheduled $2.0 million principal repayment due on March 31, 2013, prior to April 10, 2013, Products Corporation will also be required to repay approximately $19.5 million of indebtedness under the 2011 Term Loan Facility, representing 50% of its 2012 "excess cash flow" (as defined under the 2011 Term Loan Agreement), which repayment would satisfy Products Corporation's future regularly scheduled term loan amortization payments in the direct order of maturities beginning in June 2013 through September 2015. The 2011 Term Loan Facility contains a financial covenant limiting Products Corporation's first lien senior secured leverage ratio (the ratio of Products Corporation's Senior Secured Debt that has a lien on the collateral which secures the 2011 Term Loan Facility that is not junior or subordinated to the liens securing the 2011 Term Loan Facility (excluding debt outstanding under the 2011 Revolving Credit Facility) to EBITDA), to no more than 4.0 to 1.0 for each period of four consecutive fiscal quarters through the November 2017 maturity date of the 2011 Term Loan Facility. Under certain circumstances, Products Corporation has the right to request the 2011 Term Loan Facility to be increased by up to $300 million, provided that the lenders are not committed to provide any such increase. The 2011 Term Loan Facility matures on November 19, 2017; provided, however, it will mature on August 15, 2015, if Products Corporation's 9 3/4% Senior Secured Notes have not been refinanced, redeemed, repurchased, defeased or repaid in full on or before such date. See Note 22, "Subsequent Events - 2013 Senior Notes Refinancing," for a discussion of the 2013 refinancing of the 9 3/4% Senior Secured Notes. Provisions Applicable to the 2011 Revolving Credit Facility and the 2011 Term Loan Facility The 2011 Revolving Credit Facility and 2011 Term Loan Facility (herein referred to as the "2011 Credit Facilities") are supported by, among other things, guarantees from Revlon, Inc. and, subject to certain limited exceptions, Products Corporation's domestic subsidiaries. The obligations of Products Corporation under the 2011 Credit Facilities and the obligations under such guarantees are secured by, subject to certain limited exceptions, substantially all of the assets of Products Corporation and the guarantors, including: (i) a mortgage on owned real property, including Products Corporation's facility in Oxford, North Carolina; (ii) the capital stock of Products Corporation and the subsidiary guarantors and 66% of the voting capital stock and 100% of the non-voting capital stock of Products Corporation's and the subsidiary guarantors' first-tier, non-U.S. subsidiaries; (iii) intellectual property and other intangible property of Products Corporation and the subsidiary guarantors; and (iv) inventory, accounts receivable, equipment, investment property and deposit accounts of Products Corporation and the subsidiary guarantors. The liens on, among other things, inventory, accounts receivable, deposit accounts, investment property (other than the capital stock of Products Corporation and its subsidiaries), real property, equipment, fixtures and certain intangible property (the ''Revolving Credit First Lien Collateral'') secure the 2011 Revolving Credit Facility on a first priority basis, the 2011 Term Loan Facility on a second priority basis and Products Corporation's 9 3/4% Senior Secured Notes and the related guarantees on a third priority basis. The liens on the capital stock of Products Corporation and its subsidiaries and intellectual property and certain other intangible property (the ''Term Loan First Lien Collateral'') secure the 2011 Term Loan Facility on a first priority basis and the 2011 Revolving Credit Facility and the 9 3/4% Senior Secured Notes and the related guarantees on a second priority basis. Such arrangements are set forth in the Third Amended and Restated Intercreditor and Collateral Agency Agreement, dated as of March 11, 2010, by and among Products Corporation and CUSA, as administrative agent and as collateral agent for the benefit of the secured parties for the 2011 Term Loan Facility, 2011 Revolving Credit Facility and the 9 3/4% Senior Secured Notes (the ''2010 Intercreditor Agreement''). The 2010 Intercreditor Agreement also provides that the liens referred to above may be shared from time to time, subject to certain limitations, with specified types of other obligations incurred or guaranteed by Products Corporation, such as foreign exchange and interest rate hedging obligations and foreign working capital lines. The 2011 Credit Facilities contain various restrictive covenants prohibiting Products Corporation and its subsidiaries from: (i) incurring additional indebtedness or guarantees, with certain exceptions; (ii) making dividend and other payments or loans to Revlon, Inc. or other affiliates, with certain exceptions, including among others: (a) exceptions permitting Products Corporation to pay dividends or make other payments to Revlon, Inc. to enable it to, among other things, pay expenses incidental to being a public holding company, including, among other things, professional fees such as legal, accounting and insurance fees, regulatory fees, such as SEC filing fees and NYSE listing fees, and other expenses related to being a public holding company; (b) subject to certain circumstances, to finance the purchase by Revlon, Inc. of its Class A Common Stock in connection with the delivery of such Class A Common Stock to grantees under the Third Amended and Restated Revlon, Inc. Stock Plan and/or the payment of withholding taxes in connection with the vesting of restricted stock awards under such plan; (c) subject to certain limitations, to pay dividends or make other payments to finance the purchase, redemption or other retirement for value by Revlon, Inc. of stock or other equity interests or equivalents in Revlon, Inc. held by any current or former director, employee or consultant in his or her capacity as such; and (d) subject to certain limitations, to make other restricted payments to affiliates of Products Corporation in an amount up to $10 million per year (plus $10 million for each calendar year commencing with 2011), other restricted payments in an aggregate amount not to exceed $35 million and other restricted payments based upon certain financial tests. (iii) creating liens or other encumbrances on Products Corporation's or its subsidiaries' assets or revenues, granting negative pledges or selling or transferring any of Products Corporation's or its subsidiaries' assets, all subject to certain limited exceptions; (iv) with certain exceptions, engaging in merger or acquisition transactions; (v) prepaying indebtedness and modifying the terms of certain indebtedness and specified material contractual obligations, subject to certain exceptions; (vi) making investments, subject to certain exceptions; and (vii) entering into transactions with affiliates of Products Corporation involving aggregate payments or consideration in excess of $10 million other than upon terms that are not materially less favorable when taken as a whole to Products Corporation or its subsidiaries as terms that would be obtainable at the time for a comparable transaction or series of similar transactions in arm's length dealings with an unrelated third person and where such payments or consideration exceed $20 million, unless such transaction has been approved by all of the independent directors of Products Corporation, subject to certain exceptions. The events of default under the 2011 Credit Facilities include customary events of default for such types of agreements, including, among others: (i) nonpayment of any principal, interest or other fees when due, subject in the case of interest and fees to a grace period; (ii) non-compliance with the covenants in such 2011 Credit Facilities or the ancillary security documents, subject in certain instances to grace periods; (iii) the institution of any bankruptcy, insolvency or similar proceedings by or against Products Corporation, any of Products Corporation's subsidiaries or Revlon, Inc., subject in certain instances to grace periods; (iv) default by Revlon, Inc. or any of its subsidiaries (A) in the payment of certain indebtedness when due (whether at maturity or by acceleration) in excess of $25.0 million in aggregate principal amount or (B) in the observance or performance of any other agreement or condition relating to such debt, provided that the amount of debt involved is in excess of $25.0 million in aggregate principal amount, or the occurrence of any other event, the effect of which default referred to in this subclause (iv) is to cause or permit the holders of such debt to cause the acceleration of payment of such debt; (v) in the case of the 2011 Term Loan Facility, a cross default under the 2011 Revolving Credit Facility, and in the case of the 2011 Revolving Credit Facility, a cross default under the 2011 Term Loan Facility; (vi) the failure by Products Corporation, certain of Products Corporation's subsidiaries or Revlon, Inc. to pay certain material judgments; (vii) a change of control such that (A) Revlon, Inc. shall cease to be the beneficial and record owner of 100% of Products Corporation's capital stock, (B) Ronald O. Perelman (or his estate, heirs, executors, administrator or other personal representative) and his or their controlled affiliates shall cease to ''control'' Products Corporation, and any other person or group of persons owns, directly or indirectly, more than 35% of the total voting power of Products Corporation, (C) any person or group of persons other than Ronald O. Perelman (or his estate, heirs, executors, administrator or other personal representative) and his or their controlled affiliates shall ''control'' Products Corporation or (D) during any period of two consecutive years, the directors serving on Products Corporation's Board of Directors at the beginning of such period (or other directors nominated by at least a majority of such continuing directors) shall cease to be a majority of the directors; (viii) Revlon, Inc. shall have any meaningful assets or indebtedness or shall conduct any meaningful business other than its ownership of Products Corporation and such activities as are customary for a publicly-traded holding company which is not itself an operating company, in each case subject to limited exceptions; and (ix) the failure of certain of Products Corporation's affiliates which hold Products Corporation's or its subsidiaries' indebtedness to be party to a valid and enforceable agreement prohibiting such affiliate from demanding or retaining payments in respect of such indebtedness, subject to certain exceptions, including as to Products Corporation's Amended and Restated Senior Subordinated Term Loan. If Products Corporation is in default under the senior secured leverage ratio under the 2011 Term Loan Facility or the consolidated fixed charge coverage ratio under the 2011 Revolving Credit Agreement, Products Corporation may cure such default by issuing certain equity securities to, or receiving capital contributions from, Revlon, Inc. and applying such cash which is deemed to increase EBITDA for the purpose of calculating the applicable ratio. Products Corporation may exercise this cure right two times in any four-quarter period. Products Corporation was in compliance with all applicable covenants under the 2011 Term Loan Agreement and 2011 Revolving Credit Agreement upon closing the respective 2011 Refinancings and as of December 31, 2012 and 2011. At December 31, 2012, the aggregate principal amount outstanding under the 2011 Term Loan Facility was $788 million and availability under the $140.0 million 2011 Revolving Credit Facility, based upon the calculated borrowing base less $10.4 million of outstanding undrawn letters of credit and nil then drawn on the 2011 Revolving Credit Facility, was $129.6 million.